Inventories (Tables)	12 Months Ended
Jun. 30, 2025
Inventories [Abstract]
Schedule of Inventories
	June 30, 2024	June 30, 2025	June 30, 2025
	RM	RM	USD
Raw materials	6,641,985	5,964,255	1,417,226
Work-in-progress	384,463	194,452	46,206
Finished goods	2,027,588	2,232,202	530,416
Goods-in-transit	711,981	790,199	187,767
Packaging materials	21,958	31,752	7,545
	9,787,975	9,212,860	2,189,160